Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Deficit [Abstract]
Schedule of outstanding warrants
Balance – December 31, 2008	-	-
Issued – in the 26.6 units	2,660,000	$0.10
Issued – to Placement Agent	725,300	$0.10
Balance – December 31, 2009	3,385,300	$0.10
Balance – December 31, 2010	3,385,300	$0.10
Issued – for public relations	400,000	$0.50
Balance – December 31, 2011	3,785,300	$0.14
Balance – December 31, 2012	3,785,300	$0.14
Balance – December 31, 2013	3,785,300	$0.14
Balance – December 31, 2014	3,785,300	$0.14
Balance – December 31, 2015	3,785,300	$0.14

Summary of stock option activity under the Company's stock option plan
	Number of Options/Shares	Range of Exercise Prices	Weighted- Average Exercise Price

Outstanding as of December 31, 2014	2,450,000	$0.05	$0.05
Options granted	-	$0.00	$0.00
Options exercised	-	$0.00	$0.00
Options forfeited/expired/cancelled	-	$0.00	$0.00
Outstanding as of December 31, 2015	2,450,000	$0.05	$0.05
Exercisable as of December 31, 2015	2,082,500	$0.05	$0.05
Exercisable as of December 31, 2014	980,000	$0.05	$0.05

Schedule of stock options outstanding
Exercise Price	Number of Options Outstanding	Weighted-Average Remaining Contractual Life (years)	Number of Options Exercisable
$0.05	2,450,000	3.42	2,082,500
	2,450,000	3.42	2,082,500